Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Boca International Limited
Schedule of disposal groups, discontinued operations

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

As of
December 31,
2019
Cash	$35
Accounts receivable, net	25
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Equipment	2,799
Intangible assets	2,377
Long-live asset subtotal	5,271

Assets held for sale	5,368
Classified as:
— Current	97
— Non-current	5,271

Other payables and accrued liabilities	$4,274
Operating lease liability, current	68
Operating lease liability, non-current	29
Deferred tax liabilities	594
Liabilities held for sale	4,965
Classified as:
— Current	4,342
— Non-current	623

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

For eight months ended
August 31,
2020
Revenues	$812
Cost of revenues	(523)
Operating expenses	(363)
Other expenses	—
Loss before provision for income taxes	(74)
Income tax credit	79
Gain (Loss) from discontinued operations, net of income taxes	5

The following table summarizes the net assets of Boca at the date of disposal:

Date of disposal
of 51% equity
interest in Boca
(August 31, 2020)
Cash	$2
Accounts receivable	186
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Plant and equipment, net	2,837
Intangible assets, net	2,063
Long-live asset subtotal	4,900

Other payables and accrued liabilities	(4,235)
Operating lease liabilities	(97)
Deferred tax liabilities	(516)
Net assets of Boca upon disposal	372
51%
Interests in net assets of Boca being disposed of	189
Consideration	187
Loss on disposal of subsidiary	(2)